Ordinary Shares - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Jun. 18, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Class Of Stock [Line Items]
Ordinary stock, shares authorized		1,000,000,000
Common Class A
Class Of Stock [Line Items]
Number of voting rights		one vote	one vote	one vote
Ordinary stock, shares authorized		941,472,561	941,472,561
Ordinary stock, shares issued	10,822,000
Ordinary shares issued price per share	$ 21
Net proceeds from issuance of ordinary shares	$ 227,262
Number of preferred shares converted into ordinary shares.	70,254,680
Common Class B
Class Of Stock [Line Items]
Number of voting rights		three votes	three votes	three votes
Ordinary stock, shares authorized		47,240,103	47,240,103
Number of preferred shares converted into ordinary shares.	47,079,692
Common Class C
Class Of Stock [Line Items]
Number of voting rights		fifteen votes	fifteen votes	fifteen votes
Ordinary stock, shares authorized		11,287,336	11,287,336